CONSOLIDATED STATEMENT OF OPERATIONS (USD $)	2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	14 Months Ended
	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2011	Mar. 31, 2011	Sep. 30, 2011
Operating expenses:
General and administrative	$ 3,449	$ 2,421	$ 2,865	$ 2,901	$ 5,766
Amortization		40	80		80
Salaries and wages		16,231	32,986	15,932	48,918
Professional fees	27,160	1,304	47,804	41,355	89,159
Total operating expenses	30,609	19,996	83,735	60,188	143,923
Other expenses:
Interest income			1		1
Interest expense - related party		(710)	(1,165)	(280)	(1,445)
Total other expenses		(710)	(1,164)	(280)	(1,444)
Net loss	$ (30,609)	$ (20,706)	$ (84,899)	$ (60,468)	$ (145,367)
Weighted average number of common shares outstanding - basic	4,873,846	33,626,800	33,541,974	25,917,611
Net loss per common share - basic	$ (0.01)